Leases - As a Lessor (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating leases
Lease contracts not yet commenced, undiscounted value	€ 51	€ 82
Lease revenue (note 2 "Revenue disaggregation and segmental analysis")	758	559
Income from leases not recognised as revenue	45	180
Committed operating lease income due to the Group as a lessor	1,509	1,590
Within one year
Operating leases
Committed operating lease income due to the Group as a lessor	513	510
In more than one year but less than two years
Operating leases
Committed operating lease income due to the Group as a lessor	250	261
In more than two years but less than three years
Operating leases
Committed operating lease income due to the Group as a lessor	161	175
In more than three years but less than four years
Operating leases
Committed operating lease income due to the Group as a lessor	128	134
In more than four years but less than five years
Operating leases
Committed operating lease income due to the Group as a lessor	114	115
In more than five years
Operating leases
Committed operating lease income due to the Group as a lessor	€ 343	€ 395